Intangible Assets, Net	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of September 30, 2025 and December 31, 2024, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 13,602,920 and Ps. 17,088,277, respectively:
A.    Wells unassigned to a reserve

	September 30,
	2025		2024
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	15,573,570	Ps.	18,940,360
Additions to construction in progress	10,635,991		24,708,576
Transfers against expenses	(7,218,851)		(13,340,903)
Transfers against fixed assets	(6,811,189)		(6,701,403)
Balance at the end of the period	Ps.	12,179,521	Ps.	23,606,630
For the nine-month periods ended September 30, 2025 and 2024, PEMEX recognized expenses related to unsuccessful wells of Ps. 14,380,274 and Ps. 21,876,768, respectively, directly in its statement of comprehensive income.
B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2025	Ps.	7,183,553	1,949,820	Ps.	9,133,373
Additions	76,289		15,414	91,703
Effects of foreign exchange	32,358		(181,863)	(149,505)
	7,292,200		1,783,371	9,075,571
Amortization accumulated
Balance as of January 1, 2025	(6,779,294)		(839,372)	(7,618,666)
Amortization	(160,096)		(21,848)	(181,944)
Effects of foreign exchange	68,742		79,696	148,438
	(6,870,648)		(781,524)	(7,652,172)
Balance as of September 30, 2025	Ps.	421,552	1,001,847	Ps.	1,423,399
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2024	Ps.	6,562,014	1,587,720	Ps.	8,149,734
Additions	354,441		37,922	392,363
Effects of foreign exchange	230,384		260,788	491,172
	7,146,839		1,886,430	9,033,269
Amortization accumulated
Balance as of January 1, 2024	Ps.	(6,060,212)	(679,063)	(6,739,275)
Amortization	(280,583)		(18,166)	(298,749)
Effects of foreign exchange	(191,752)		(110,302)	(302,054)
	(6,532,547)		(807,531)	(7,340,078)
Balance as of September 30, 2024	Ps.	614,292	1,078,899	Ps.	1,693,191
Useful lives	1 to 3 years		Up to 36 years